Item 1. Schedule of Investments:
--------------------------------
Putnam Municipal Opportunities Trust

QUARTERLY PORTFOLIO HOLDINGS

1-31-05

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Putnam Municipal Opportunities Trust
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
January 31, 2005 (Unaudited)

KEY TO ABBREVIATIONS

    AMBAC -- AMBAC Indemnity Corporation
    COP -- Certificate of Participation
    FGIC -- Financial Guaranty Insurance Company
    FNMA Coll. -- Federal National Mortgage Association Collateralized
    FSA -- Financial Security Assurance
    GNMA Coll. -- Government National Mortgage Association Collateralized
    G.O. Bonds -- General Obligation Bonds
    IFB -- Inverse Floating Rate Bonds
    IF COP -- Inverse Floating Rate Certificate of Participation
    MBIA -- MBIA Insurance Company
    PSFG -- Permanent School Fund Guaranteed
    U.S. Govt. Coll. -- U.S. Government Collateralized
    VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (99.5%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                              Rating (RAT)         Value
-----------------------------------------------------------------------------------------------------------

Alabama (2.3%)
-----------------------------------------------------------------------------------------------------------
     $7,000,000  Jefferson Cnty., Swr. Rev. Bonds, Ser.
                 D, FGIC, 5 3/4s, 2/1/27                                          Aaa            $7,527,870

Arizona (1.1%)
-----------------------------------------------------------------------------------------------------------
        750,000  AZ Hlth. Fac. Auth. Hosp. Syst. Rev.
                 Bonds (John C. Lincoln Hlth. Network), 6
                 3/8s, 12/1/37                                                    BBB               820,140
        950,000  Casa Grande, Indl. Dev. Auth. Rev. Bonds
                 (Casa Grande Regl. Med. Ctr.), Ser. A, 7
                 5/8s, 12/1/29                                                    B-/P            1,016,101
        475,000  Cochise Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Sierra Vista Cmnty. Hosp.), Ser.
                 A, 6 3/4s, 12/1/26                                               BB+/P             488,471
      1,300,000  Scottsdale, Indl. Dev. Auth. Rev. Bonds
                 (Westminster Village), 7 7/8s, 6/1/09                            AAA/P           1,350,453
                                                                                              -------------
                                                                                                  3,675,165

Arkansas (1.1%)
-----------------------------------------------------------------------------------------------------------
      2,310,000  AR Dev. Fin. Auth. Rev. Bonds, Ser. D,
                 GNMA/FNMA Coll., 3s, 1/1/24                                      AAA             2,356,085
      1,000,000  Northwest Regl. Arpt. Auth. Rev. Bonds,
                 7 5/8s, 2/1/27                                                   BB/P            1,150,740
                                                                                              -------------
                                                                                                  3,506,825

California (11.7%)
-----------------------------------------------------------------------------------------------------------
                 CA State G.O. Bonds
        500,000  5 1/8s, 4/1/23                                                   A                 534,060
        750,000  5.1s, 2/1/34                                                     A                 767,108
                 CA State Dept. of Wtr. Resources Rev.
                 Bonds, Ser. A
      2,000,000  6s, 5/1/15                                                       A2              2,317,620
      2,000,000  AMBAC, 5 1/2s, 5/1/16                                            Aaa             2,258,480
      1,000,000  CA State Econ. Recvy. G.O. Bonds, Ser.
                 A, 5s, 7/1/16                                                    Aa3             1,074,740
      1,750,000  CA Statewide Cmnty. Dev. Auth. COP (The
                 Internext Group), 5 3/8s, 4/1/30                                 BBB-            1,765,838
      4,000,000  Chula Vista COP, MBIA, 5s, 8/1/32                                Aaa             4,180,680
      1,475,000  Gilroy, Rev. Bonds (Bonfante Gardens
                 Park), 8s, 11/1/25                                               D/P             1,062,015
      3,000,000  Metropolitan Wtr. Dist. IFB (Southern CA
                 Waterworks), 9.644s, 8/10/18                                     Aa2             4,156,860
      2,000,000  Sacramento, City Unified School Dist.
                 G.O. Bonds (Election 1999), Ser. D, FSA,
                 5s, 7/1/28                                                       Aaa             2,110,860
      5,000,000  San Bernardino Cnty., COP (Med. Ctr.
                 Fin.), Ser. A, MBIA, 6 1/2s, 8/1/17                              Aaa             6,128,150
                 San Diego Cnty., IF COP, AMBAC
      3,000,000  9.47s, 9/1/12                                                    Aaa             3,944,220
      3,000,000  9.22s, 9/1/07                                                    Aaa             3,484,020
      2,500,000  San Jose, Redev. Agcy. Tax Alloc. Bonds
                 (Merged Area Redev. Project), MBIA, 5s,
                 8/1/32                                                           Aaa             2,591,075
        790,000  Sunnyvale, Cmnty. Fac. Dist. Special Tax
                 Rev. Bonds, 7.65s, 8/1/21                                        BB-/P             832,810
      1,300,000  Vallejo, COP (Marine World Foundation),
                 7.2s, 2/1/26                                                     BBB-/P          1,366,833
                                                                                              -------------
                                                                                                 38,575,369

Colorado (3.2%)
-----------------------------------------------------------------------------------------------------------
     10,000,000  Denver, City & Cnty. Arpt. Rev. Bonds,
                 Ser. A, MBIA, 5.7s, 11/15/25                                     Aaa            10,451,300

Connecticut (1.4%)
-----------------------------------------------------------------------------------------------------------
      4,500,000  CT State Hlth. & Edl. Fac. Auth. VRDN
                 (Yale U.), Ser. V-2, 1.97s, 7/1/36                               VMIG1           4,500,000

District of Columbia (5.9%)
-----------------------------------------------------------------------------------------------------------
     12,450,000  DC G.O. Bonds, Ser. A, 6s, 6/1/26                                A              13,708,820
      5,550,000  DC Wtr. & Swr. Auth. Pub. Util. Rev.
                 Bonds, FGIC, 5s, 10/1/28                                         Aaa             5,779,215
                                                                                              -------------
                                                                                                 19,488,035

Florida (1.3%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Lee Cnty., Indl. Dev. Auth. Rev. Bonds
                 (Alliance Cmnty. Project), Ser. C, 5
                 1/2s, 11/15/29                                                   BBB-            1,002,150
        600,000  Miami Beach, Hlth. Fac. Auth. Hosp. Rev.
                 Bonds (Mount Sinai Med. Ctr.), Ser. A,
                 6.8s, 11/15/31                                                   BB                640,590
      2,700,000  Palm Coast, Util. Syst. Rev. Bonds,
                 MBIA, 5s, 10/1/33                                                Aaa             2,821,392
                                                                                              -------------
                                                                                                  4,464,132

Georgia (4.9%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  Atlanta, Arpt. Rev. Bonds, Ser. B, FGIC,
                 5 5/8s, 1/1/30                                                   Aaa             3,175,290
      3,000,000  Atlanta, Waste Wtr. VRDN, Ser. C, FSA,
                 1.90s, 11/1/41                                                   VMIG1           3,000,000
      4,000,000  Atlanta, Wtr. & Waste Wtr. Rev. Bonds,
                 FSA, 5s, 11/1/24                                                 Aaa             4,299,880
      1,500,000  Burke Cnty., Poll. Control Dev. Auth.
                 Mandatory Put Bonds (GA Power Co.),
                 4.45s, 12/1/08                                                   A2              1,575,825
      1,400,000  Effingham Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Pacific Corp.), 6 1/2s, 6/1/31                            Ba3             1,473,024
      1,180,000  Rockdale Cnty., Dev. Auth. Solid Waste
                 Disp. Rev. Bonds (Visay Paper, Inc.),
                 7.4s, 1/1/16                                                     B+              1,210,043
      1,500,000  Savannah, Econ. Dev. Auth. Poll. Control
                 Rev. Bonds (Intl. Paper Co.), Ser. A,
                 5.1s, 8/1/14                                                     Baa2            1,602,390
                                                                                              -------------
                                                                                                 16,336,452

Hawaii (0.3%)
-----------------------------------------------------------------------------------------------------------
        900,000  HI State Hsg. Fin. &  Dev. Corp. Rev.
                 Bonds, Ser. A, FNMA Coll., 5 3/4s,
                 7/1/30                                                           Aaa               914,157

Illinois (3.0%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Chicago, G.O. Bonds, Ser. A, FSA, 5s,
                 1/1/25                                                           Aaa             2,120,900
      5,790,000  IL Hsg. Dev. Auth. Multi-Fam. Hsg. Rev.
                 Bonds, Ser. 91-A, 8 1/4s, 7/1/16                                 A1              5,834,757
      1,770,000  Metropolitan Pier & Exposition Auth.
                 Rev. Bonds (McCormack Place Expansion
                 Project), MBIA, 5s, 12/15/28                                     Aaa             1,843,579
                                                                                              -------------
                                                                                                  9,799,236

Indiana (4.1%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Carmel Clay, Indl. Parks Bldg. Corp.
                 Rev. Bonds, MBIA, 5s, 1/15/26                                    AAA             2,120,640
      3,000,000  Fairfield, School Bldg. Corp. Ind. Rev.
                 Bonds, FGIC, 5s, 7/15/24                                         AAA             3,175,140
      1,000,000  GCS School Bldg. Corp. Rev. Bonds (First
                 Mtg.), FSA, 5s, 7/15/26                                          AAA             1,045,440
      3,000,000  IN State Dev. Fin. Auth. Env. Impt. Rev.
                 Bonds (USX Corp.), 5.6s, 12/1/32                                 Baa1            3,106,020
      2,500,000  Indianapolis, Arpt. Auth. Rev. Bonds
                 (Federal Express Corp.), 5.1s, 1/15/17                           Baa2            2,685,300
      1,300,000  Rockport, Poll. Control Mandatory Put
                 Bonds (Indiana Michigan Pwr. Co.), Ser.
                 C, 2 5/8s, 10/1/06                                               BBB             1,294,007
                                                                                              -------------
                                                                                                 13,426,547

Iowa (0.4%)
-----------------------------------------------------------------------------------------------------------
        985,000  IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
                 (Care Initiatives), 9 1/4s, 7/1/25                               BBB-/P          1,204,478

Louisiana (1.1%)
-----------------------------------------------------------------------------------------------------------
      1,600,000  LA Local Govt. Env. Fac. Cmnty. Dev.
                 Auth. Rev. Bonds (Hlth. Care - St. James
                 Place), Ser. A, 7s, 11/1/20                                      B-/P            1,572,848
      2,000,000  Port of New Orleans, Indl. Dev. Rev.
                 Bonds (Continental Grain Co.), 7 1/2s,
                 7/1/13                                                           BB-             2,029,180
                                                                                              -------------
                                                                                                  3,602,028

Maine (0.2%)
-----------------------------------------------------------------------------------------------------------
        600,000  Rumford, Solid Waste Disp. Rev. Bonds
                 (Boise Cascade Corp.), 6 7/8s, 10/1/26                           Ba1               640,968

Massachusetts (3.0%)
-----------------------------------------------------------------------------------------------------------
                 MA State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds
      1,875,000  (UMass Memorial), Ser. C, 6 1/2s, 7/1/21                         Baa2            2,063,119
      1,300,000  (Berkshire Hlth. Syst.), Ser. E, 6 1/4s,
                 10/1/31                                                          BBB+            1,392,729
      1,800,000  (Hlth. Care Syst. Covenant Hlth.), Ser.
                 E, 6s, 7/1/31                                                    A-              1,910,304
      3,400,000  MA State Hsg. Fin. Agcy. Rev. Bonds,
                 Ser. 53, MBIA, 6.15s, 12/1/29                                    Aaa             3,516,790
      1,000,000  MA State Indl. Fin. Agcy. Rev. Bonds
                 (1st Mtge. Brookhaven), Ser. A, 7s,
                 1/1/15                                                           BBB/P           1,028,620
                                                                                              -------------
                                                                                                  9,911,562

Michigan (2.8%)
-----------------------------------------------------------------------------------------------------------
      4,500,000  Detroit, G.O. Bonds, Ser. A, FGIC, 5s,
                 7/1/30                                                           Aaa             4,649,220
        500,000  MI Higher Ed. Fac. Auth. Rev. Bonds
                 (Kalamazoo College), 5 1/2s, 12/1/18                             A1                550,305
      1,000,000  MI State Hosp. Fin. Auth. Rev. Bonds
                 (Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32                          A2              1,057,230
      1,650,000  MI State Strategic Fund, Ltd. Rev. Bonds
                 (Worthington Armstrong Venture), U.S.
                 Govt. Coll., 5 3/4s, 10/1/22                                     AAA/P           1,921,425
      1,000,000  Midland Cnty., Econ. Dev. Corp. Rev.
                 Bonds, 6 3/4s, 7/23/09                                           Ba3             1,041,270
                                                                                              -------------
                                                                                                  9,219,450

Minnesota (0.8%)
-----------------------------------------------------------------------------------------------------------
      2,500,000  Cohasset, Poll. Control Rev. Bonds
                 (Allete, Inc.), 4.95s, 7/1/22                                    A               2,562,300

Mississippi (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Mississippi Bus. Fin. Corp. Poll.
                 Control Rev. Bonds (Syst. Energy
                 Resources, Inc.), 5.9s, 5/1/22                                   BBB-            1,011,720
      1,580,000  MS Bus. Fin. Corp. Poll. Control Rev.
                 Bonds (Syst. Energy Resources, Inc.), 5
                 7/8s, 4/1/22                                                     BBB-            1,589,670
                                                                                              -------------
                                                                                                  2,601,390

Missouri (2.0%)
-----------------------------------------------------------------------------------------------------------
      1,750,000  Cape Girardeau Cnty., Indl. Dev. Auth.
                 Hlth. Care Fac. Rev. Bonds (St. Francis
                 Med. Ctr.), Ser. A, 5 1/2s, 6/1/16                               A               1,891,768
      2,500,000  MO State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (Washington U.), Ser. A, 5s,
                 2/15/33                                                          Aa1             2,607,425
      2,000,000  MO State Hlth. & Edl. Fac. Auth. VRDN
                 (Christian Brothers), Ser. A, 1.95s,
                 10/1/32                                                          A-1+            2,000,000
                                                                                              -------------
                                                                                                  6,499,193

Montana (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,075,000  Forsyth, Poll. Control Mandatory Put
                 Bonds (Avista Corp.), AMBAC, 5s,
                 12/30/08                                                         Aaa             1,143,499

Nevada (2.8%)
-----------------------------------------------------------------------------------------------------------
      3,505,000  Clark Cnty., G.O. Bonds (Pk. & Regl.
                 Justice Ctr.), FGIC, 5 5/8s, 11/1/19                             Aaa             3,894,125
      5,000,000  Clark Cnty., Arpt. Rev. Bonds, Ser. A-2,
                 FGIC, 5 1/8s, 7/1/26                                             Aaa             5,308,350
                                                                                              -------------
                                                                                                  9,202,475

New Hampshire (1.1%)
-----------------------------------------------------------------------------------------------------------
                 NH Higher Ed. & Hlth. Fac. Auth. Rev.
                 Bonds
      1,450,000  (Riverwoods at Exeter), Ser. A, 6 1/2s,
                 3/1/23                                                           BB/P            1,487,889
      1,250,000  (NH College), 6 3/8s, 1/1/27                                     BBB-            1,299,450
        950,000  NH State Bus. Fin. Auth. Poll. Control
                 Rev. Bonds, 3 1/2s, 7/1/27                                       Baa2              951,758
                                                                                              -------------
                                                                                                  3,739,097

New Jersey (2.8%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Newark, Hsg. Auth. Rev. Bonds (Port
                 Auth. Newark Marine Terminal), MBIA, 5
                 1/4s, 1/1/20                                                     AAA             1,102,350
                 NJ Econ. Dev. Auth. Rev. Bonds
      1,500,000  (Cigarette Tax), 5 3/4s, 6/15/29                                 Baa2            1,592,445
      2,000,000  (Motor Vehicle), Ser. A, MBIA, 5s,
                 7/1/27                                                           Aaa             2,113,700
      1,000,000  NJ Econ. Dev. Auth. Special Fac. Rev.
                 Bonds (Continental Airlines, Inc.), 6
                 1/4s, 9/15/29                                                    B                 793,220
        500,000  NJ State Ed. Fac. Auth. Rev. Bonds
                 (Stevens Inst. of Tech.), Ser. C, 5
                 1/8s, 7/1/22                                                     Baa1              526,315
      1,840,000  NJ State Edl. Fac. Auth. Rev. Bonds
                 (Rowan U.), Ser. C, MBIA, 5s, 7/1/23                             Aaa             1,987,550
      1,150,000  Tobacco Settlement Fin. Corp. Rev.
                 Bonds, 6 3/4s, 6/1/39                                            BBB             1,170,344
                                                                                              -------------
                                                                                                  9,285,924

New Mexico (0.2%)
-----------------------------------------------------------------------------------------------------------
        820,000  Farmington, Poll. Control Mandatory Put
                 Bonds (Pub. Svc. San Juan), Class B,
                 2.1s, 4/1/06                                                     Baa2              811,538

New York (6.2%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Buffalo, G.O. Bonds, Ser. D, FGIC, 5
                 1/2s, 12/15/13                                                   Aaa             1,136,120
      2,000,000  Long Island, Pwr. Auth. NY Elec. Syst.
                 Rev. Bonds, Ser. A, 5 3/4s, 12/1/24                              A3              2,200,340
      3,000,000  NY City, G.O. Bonds, Ser. C, 5 1/4s,
                 8/1/11                                                           A2              3,315,450
      1,000,000  NY City, City Transitional Fin. Auth.
                 Rev. Bonds, AMBAC, 5 1/4s, 8/1/15                                Aaa             1,114,490
        750,000  NY City, Indl. Dev. Agcy. Rev. Bonds
                 (Brooklyn Navy Yard Cogen. Partners),
                 6.2s, 10/1/22                                                    BBB-              783,652
      2,100,000  NY City, Indl. Dev. Agcy. Special Arpt.
                 Fac. Rev. Bonds (Airis JFK I LLC), Ser.
                 A, 5 1/2s, 7/1/28                                                Baa3            2,119,402
        700,000  NY City, Indl. Dev. Agcy. Special Fac.
                 Rev. Bonds (British Airways), 5 1/4s,
                 12/1/32                                                          BB+               565,185
      1,500,000  NY Cntys., Tobacco Trust III Rev. Bonds,
                 6s, 6/1/43                                                       Baa2            1,475,535
      2,000,000  NY State Dorm. Auth. Rev. Bonds, Ser. A,
                 5 1/2s, 3/15/13                                                  AA              2,277,400
      2,000,000  NY State Energy Research & Dev. Auth.
                 Gas Fac. Rev. Bonds (Brooklyn Union
                 Gas), 6.952s, 7/1/26                                             A+              2,151,220
        800,000  Onondaga Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Solvay Paperboard, LLC), 7s,
                 11/1/30 (acquired 6/30/04, cost
                 $830,184) (RES)                                                  BB-/P             850,280
      2,500,000  Triborough Bridge & Tunnel Auth. Rev.
                 Bonds, Ser. A, 5s, 1/1/32                                        Aa3             2,583,950
                                                                                              -------------
                                                                                                 20,573,024

North Carolina (2.0%)
-----------------------------------------------------------------------------------------------------------
                 NC Eastern Muni. Pwr. Agcy. Syst. Rev.
                 Bonds
      2,000,000  Ser. B, MBIA, 6s, 1/1/22                                         Aaa             2,496,540
      2,000,000  AMBAC, 6s, 1/1/18                                                Aaa             2,447,920
      1,500,000  NC State Muni. Pwr. Agcy. Rev. Bonds
                 (No. 1, Catawba Elec.), Ser. B, 6 1/2s,
                 1/1/20                                                           A3              1,700,955
                                                                                              -------------
                                                                                                  6,645,415

Ohio (3.0%)
-----------------------------------------------------------------------------------------------------------
      5,700,000  Cleveland, Muni. School Dist. G.O.
                 Bonds, FSA, 5s, 12/1/27                                          Aaa             6,030,542
      1,000,000  Montgomery Cnty., Hosp. Rev. Bonds
                 (Kettering Med. Ctr.), 6 3/4s, 4/1/22                            A3              1,094,520
        500,000  OH State Wtr. Dev. Auth. Poll. Control
                 Fac. Mandatory Put Bonds (OH Edison
                 Co.), Ser. A, 2 1/4s, 6/1/05                                     Baa1              499,610
      2,165,000  Rickenbacker, Port Auth. Rev. Bonds
                 (OASBO Expanded Asset Pooled), Ser. A, 5
                 3/8s, 1/1/32                                                     A2              2,362,275
                                                                                              -------------
                                                                                                  9,986,947

Oklahoma (0.3%)
-----------------------------------------------------------------------------------------------------------
        950,000  OK Dev. Fin. Auth. Rev. Bonds (Hillcrest
                 Hlth. Care Syst.), Ser. A, U.S. Govt.
                 Coll., 5 5/8s, 8/15/29                                           AAA             1,065,834

Pennsylvania (6.1%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  Allegheny Cnty., Hosp. Dev. Auth. Rev.
                 Bonds (Pittsburgh Mercy Hlth. Syst. ),
                 AMBAC, 5 5/8s, 8/15/26                                           Aaa             5,212,950
      1,350,000  Beaver Cnty., Indl. Dev. Auth. Poll.
                 Control Mandatory Put Bonds (Cleveland
                 Elec.), 1.65s, 10/1/08                                           Baa2            1,352,713
        890,000  Carbon Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Panther Creek Partners), 6.65s,
                 5/1/10                                                           BBB-              960,630
        750,000  Delaware Cnty., Indl. Dev. Auth.
                 Resource Recvy. Rev. Bonds, Ser. A,
                 6.1s, 7/1/13                                                     BBB               808,583
      4,000,000  Hempfield, Area School Dist. G.O. Bonds
                 (Westmoreland Cnty.), Ser. A, FGIC, 5
                 1/4s, 3/15/21                                                    AAA             4,470,240
      1,500,000  Lancaster Cnty., Hosp. Auth. Rev. Bonds
                 (Gen. Hosp.), 5 1/2s, 3/15/26                                    A               1,577,625
      1,000,000  Lehigh Cnty., Gen. Purpose Auth. Rev.
                 Bonds (Lehigh Valley Hosp. Hlth.
                 Network), Ser. A, 5 1/4s, 7/1/32                                 A2              1,032,350
                 PA State Econ. Dev. Fin. Auth. Resource
                 Recvy. Rev. Bonds (Colver)
      3,000,000  Ser. E, 8.05s, 12/1/15                                           BBB-/P          3,088,980
        100,000  Ser. D, 7.15s, 12/1/18                                           BBB-              102,627
      1,450,000  Sayre, Hlth. Care Fac. Auth. Rev. Bonds
                 (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31                         A-              1,540,886
                                                                                              -------------
                                                                                                 20,147,584

Rhode Island (0.1%)
-----------------------------------------------------------------------------------------------------------
        200,000  Tobacco Settlement Fin. Corp. Rev.
                 Bonds, Ser. A, 6 1/4s, 6/1/42                                    BBB               192,992

South Carolina (4.2%)
-----------------------------------------------------------------------------------------------------------
        750,000  Lexington Cnty. Hlth. Svcs. Dist. Inc.
                 Hosp. Rev. Bonds, 5 1/2s, 5/1/37                                 A2                797,400
      1,250,000  SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev.
                 Bonds (Palmetto Hlth. Alliance), Ser. C,
                 6s, 8/1/20                                                       Baa2            1,363,650
      5,000,000  SC State Pub. Svcs. Auth. Rev. Bonds,
                 Ser. A, AMBAC, 5s, 1/1/29                                        Aaa             5,252,850
      3,000,000  SC Tobacco Settlement Rev. Mgt. Rev.
                 Bonds, Ser. B, 6 3/8s, 5/15/30                                   BBB             2,971,740
      2,460,000  SC Trans. Infrastructure Bk. Rev. Bonds,
                 Ser. A, AMBAC, 5s, 10/1/27                                       Aaa             2,616,850
      1,000,000  Spartanburg Cnty., Solid Waste Disp.
                 Rev. Bonds (BMW Project), 7.55s, 11/1/24                         A1              1,034,050
                                                                                              -------------
                                                                                                 14,036,540

South Dakota (0.1%)
-----------------------------------------------------------------------------------------------------------
        450,000  SD Edl. Enhancement Funding Corp. Rev.
                 Bonds, Ser. B, 6 1/2s, 6/1/32                                    BBB               451,436

Tennessee (1.0%)
-----------------------------------------------------------------------------------------------------------
      2,750,000  Johnson City, Hlth. & Edl. Fac. Board
                 Hosp. Rev. Bonds (Mountain States
                 Hlth.), Ser. A, 7 1/2s, 7/1/33                                   BBB+            3,272,088

Texas (8.3%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Alliance, Arpt. Auth. Rev. Bonds
                 (American Airlines, Inc.), 7 1/2s,
                 12/1/29                                                          Caa2              730,040
     12,000,000  Bexar Cnty., Hlth. Fac. Dev. Corp. Rev.
                 Bonds (St. Luke's Hlth. Syst.), FSA,
                 6.1s, 11/15/23                                                   Aaa            12,525,480
      1,000,000  Comal Cnty., Hlth. Fac. Dev. Corp. Rev.
                 Bonds (Hlth. Care Syst. - McKenna
                 Memorial), Ser. A, 6 1/4s, 2/1/32                                Baa2            1,040,770
      2,020,000  Edgewood, Indpt. School Dist. Bexar
                 Cnty. G.O. Bonds, Ser. A, PSFG, 5s,
                 2/15/26                                                          Aaa             2,123,343
      2,345,000  El Paso, Indpt. School Dist. G.O. Bonds,
                 Ser. A, PSFG, 5 1/4s, 8/15/21                                    AAA             2,600,910
        750,000  Gateway, Pub. Fac. Corp. Rev. Bonds
                 (Stonegate Villas Apt.), FNMA Coll.,
                 4.55s, 7/1/34                                                    Aaa               777,893
        610,000  Harris Cnty., Hlth. Fac. Dev. Corp.
                 Hosp. Rev. Bonds (Memorial Hermann Hlth.
                 Care Syst.), Ser. A, 5 1/4s, 12/1/18                             A2                659,062
      3,000,000  Lower Neches Valley Indl. Dev. Swr.
                 Auth. Rev. Bonds (Mobil Oil Refining
                 Corp.), 6.4s, 3/1/30                                             Aaa             3,069,840
      2,000,000  San Antonio Wtr. Rev. Bonds, Ser. A,
                 FSA, 5s, 5/15/32                                                 Aaa             2,068,920
      2,000,000  Tomball, Hosp. Auth. Rev. Bonds (Tomball
                 Regl. Hosp.), 6s, 7/1/29                                         Baa3            2,021,040
                                                                                              -------------
                                                                                                 27,617,298

Utah (0.6%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Salt Lake City, Hosp. Rev. Bonds, AMBAC,
                 6 3/4s, 5/15/20                                                  AAA             2,011,700

Virginia (2.1%)
-----------------------------------------------------------------------------------------------------------
        500,000  Fredericksburg, Indl. Dev. Auth. Rev.
                 Bonds (Medicorp Hlth. Syst.), Ser. B, 5
                 1/8s, 6/15/33                                                    A3                510,265
      2,500,000  Front Royal & Warren Cnty., Indl. Dev.
                 Auth. Lease Rev. Bonds (School Cap.
                 Impt.), Ser. B, FSA, 5s, 4/1/29                                  Aaa             2,625,425
      1,000,000  Henrico Cnty. Econ. Dev. Auth. Rev.
                 Bonds (United Methodist), Ser. A, 6.7s,
                 6/1/27                                                           BB+/P           1,060,840
      2,500,000  VA College Bldg. Auth. Rev. Bonds
                 (Washington and Lee U.), MBIA, 5 1/4s,
                 1/1/26                                                           AAA             2,881,850
                                                                                              -------------
                                                                                                  7,078,380

Washington (3.7%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  Chelan Cnty. Dev. Corp. Rev. Bonds
                 (Alcoa), 5.85s, 12/1/31                                          A2              4,132,160
      2,250,000  King Cnty., G.O. Bonds, Ser. C, 6 1/4s,
                 1/1/32                                                           Aa1             2,438,730
      1,260,000  Tobacco Settlement Auth. of WA Rev.
                 Bonds, 6 1/2s, 6/1/26                                            BBB             1,284,494
      4,000,000  WA State G.O. Bonds (Motor Vehicle
                 Fuel), Ser. B, MBIA, 5s, 7/1/24                                  Aaa             4,259,320
                                                                                              -------------
                                                                                                 12,114,704

West Virginia (0.9%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Marshall Cnty., Poll. Control VRDN (OH
                 Pwr. Co.), Ser. E, 1.95s, 6/1/22                                 VMIG1           2,000,000
      1,300,000  Princeton, Hosp. Rev. Bonds (Cmnty.
                 Hosp. Assn., Inc.), 6.1s, 5/1/29                                 B2              1,003,197
                                                                                              -------------
                                                                                                  3,003,197

Wisconsin (2.3%)
-----------------------------------------------------------------------------------------------------------
                 Badger Tobacco Settlement Asset
                 Securitization Corp. Rev. Bonds
      2,600,000  7s, 6/1/28                                                       BBB             2,682,134
      2,500,000  6 3/8s, 6/1/32                                                   BBB             2,475,775
      2,400,000  WI State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (Wheaton Franciscan), 5 3/4s,
                 8/15/30                                                          A2              2,560,343
                                                                                              -------------
                                                                                                  7,718,252
                                                                                              -------------
                 Total Municipal bonds and notes  (cost $312,939,704)                          $329,004,381

Corporate bonds and notes (0.5%) (a) (cost $1,500,000)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $1,500,000  GMAC Muni. Mtge. Trust 144A sub. notes
                 Ser. A1-2, 4.9s, 2039                                                           $1,501,035

-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $314,439,704)(b)                                      $330,505,416
-----------------------------------------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on portfolio market value.

  (b) The aggregate identified cost on a tax basis is $314,496,370, resulting in gross unrealized appreciation and depreciation of $18,553,784 and $2,544,738, respectively, or net unrealized appreciation of $16,009,046.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2005 was $850,280 or 0.3% of portfolio market value.

      The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at January 31, 2005.

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.


      The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at January 31, 2005.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The fund had the following industry group concentrations greater than 10% at January 31, 2005 (as a percentage of portfolio market value):

      Health care          18.5%
      Housing              13.7
      Utilities            12.3
      Water and sewer      11.0
      Transportation       10.1

      The fund had the following insurance concentrations greater than 10% at January 31, 2005 (as a percentage of portfolio market value):

      MBIA                 14.7%
      FGIC                 11.8
      FSA                  10.8


      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnamin


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005